[Bryan Cave LLP letterhead]

Eliot W. Robinson Direct: (404) 572-6785 Fax: (404) 420-0785 eliot.robinson@bryancave.com

January 22, 2013

VIA EDGAR

Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, DC 20549

Re:           Preliminary Proxy Materials of Kaiser Ventures LLC

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find enclosed the preliminary proxy materials of Kaiser Ventures LLC (the “Company”) in connection with the solicitation of proxies for a special meeting of members for the purpose of approving a plan of dissolution and liquidation and related matters.

As background, the Company’s business has been the development and monetization as appropriate of the remaining assets that the Company received from the Kaiser Steel Corporation bankruptcy filing in 1987.  In September 2000, the Board of Directors of Kaiser Ventures Inc. (“Kaiser Inc.,” the predecessor to the Company) approved a strategy to maximize the cash ultimately to be distributed to Kaiser Inc.’s then owners, who are now the Company’s members.  Subsequent to Kaiser Inc. converting from a corporation to a limited liability company effective November 30, 2001,  the Company has not had a security that is publicly traded or for which there is any secondary market. In 2012, the Company sold its interest in its last operating business that generated dependable cash flow.  As a result, the Company desires to commence formal dissolution proceedings in order to reduce ongoing expenses, including personnel costs, and conclude the sale or other disposition of the Company’s remaining assets.  The matters to be acted upon at the special meeting represent the conclusion of the cash maximization strategy first adopted by the Kaiser Inc. Board of Directors in September 2000 and will result in the winding up of the business of the Company.

The Company will include a copy of its Form 10-K for the year ended December 12, 2012 as an annex with the proxy materials provided to its security holders.  Consistent with the direction in note 2 to Rule 14a-6(a) to file preliminary proxy materials at the earliest practical date, the Company is filing these preliminary proxy materials before its Form 10-K for the year ended December 31, 2012 is available.   The Company does not expect that its Form 10-K for 2012 will reflect significant changes from the disclosure set forth in its most recent Form 10-K and Form 10-Q filings, except as otherwise set forth in the accompanying proxy materials. In view of the Company’s limited resources, the Company did not believe it would be productive or useful to the Staff to physically attach the Company’s 2011 Form 10-K and its Form 10-Q for the third quarter of 2012 to this preliminary filing since the information therein will be superseded by the 2012 Form 10-K.

Securities and Exchange Commission
January 22, 2013

The Company also plans to submit a separate request that the Staff grant the Company relief from the reporting requirements under Section 13(a) of the Exchange Act following the members’ vote to approve the dissolution of the Company, provided that the Company undertakes to disclose material developments relating to its dissolution, winding up and liquidation by filing Current Reports on Form 8-K.  This request will be based on Exchange Act Release 34-9660 and several no-actions based thereon such as Freedom Financial Group, Inc. (March 24, 2010) and Cygnus, Inc. (March 27, 2006).

Securities and Exchange Commission
January 22, 2013

Please direct any correspondence regarding these materials to me at the address or fax number above, or contact me with any questions at 404-572-6785.

Very truly yours, /s/ Eliot W. Robinson
Eliot W. Robinson

cc:	Terry L. Cook, Executive Vice President-Administration, Company Secretary and General Counsel Kaiser Ventures LLC